CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net Income	$ 322,913	$ 318,161	$ 318,489
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	81,163	81,639	79,456
Amortization of intangible and other assets	47,914	46,264	49,743
Amortization of deferred financing costs	4,607	4,984	7,045
Deferred income taxes	17,484	(29,156)	(65,527)
Share based compensation expense	25,428	25,099	22,187
Restructuring and other costs - non-cash	5,818	14,008	20,229
Stock option income tax benefit	(2,093)	(2,406)	(13,009)
Equity in earnings (loss) from unconsolidated affiliates	340	(976)	3,270
Other non-cash expense (income)	9,850	19,760	(15,564)
Loss on disposal of property, plant and equipment	492	685	808
Changes in operating assets and liabilities, net of acquisitions:
Accounts and notes receivable-trade, net	7,196	(32,532)	(12,591)
Inventories, net	21,032	(25,367)	(36,792)
Prepaid expenses and other current assets	(16,101)	26,929	(15,126)
Other noncurrent assets	4,882	(1,065)	853
Accounts payable	10,043	(36,728)	12,843
Accrued liabilities	(12,218)	(4,187)	(976)
Income taxes	22,441	(458)	22,105
Other noncurrent liabilities	9,210	13,192	(7,758)
Net cash provided by operating activities	560,401	417,846	369,685
Cash flows from investing activities:
Cash paid for acquisitions of businesses and equity investments	(8,566)	(66,247)	(4,861)
Proceeds from the sale of businesses	6,525
Purchases of short term time deposits	(2,271)
Liquidation of short term time deposits	1,136
Capital expenditures	(99,578)	(100,345)	(92,072)
Purchase of company owned life insurance policies	(900)	(1,500)	(1,577)
Cash received on derivative contracts	67,207	10,784
Cash paid on derivative contracts	(96,472)	(104,880)	(14,221)
Expenditures for identifiable intangible assets	(6,189)	(1,076)	(3,329)
Proceeds from sale of property, plant and equipment	415	3,033	1,039
Net cash used in investing activities	(138,693)	(260,231)	(115,021)
Cash flows from financing activities:
Proceeds from long-term borrowings, net of deferred financing costs	114,342	174,628
Payments on long-term borrowings	(199,180)	(251,383)
(Decrease) increase in short-term borrowings	(101,850)	57,261	(228,912)
Proceeds from exercise of stock options	49,024	66,913	34,183
Excess tax benefits from share based compensation	2,093	2,406	13,009
Cash paid for contingent consideration on prior acquisitions			(2,519)
Cash paid for acquisition of noncontrolling interests of consolidated subsidiaries	(33)	(8,960)
Cash paid for treasury stock	(163,192)	(118,024)	(38,837)
Cash dividends paid	(37,387)	(34,874)	(31,425)
Cash received on derivative contracts		7
Cash paid on derivative contracts		(49,659)	(1,108)
Net cash used in financing activities	(336,183)	(161,685)	(255,609)
Effect of exchange rate changes on cash and cash equivalents	(8,840)	(1,108)	3,949
Net increase (decrease) in cash and cash equivalents	76,685	(5,178)	3,004
Cash and cash equivalents at beginning of period	74,954	80,132	77,128
Cash and cash equivalents at end of period	151,639	74,954	80,132
Supplemental disclosures of cash flow information:
Interest paid, net of amounts capitalized	47,821	50,469	60,166
Income taxes paid	$ 48,675	$ 49,832	$ 109,544